Consolidated Statement of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Royalty fees	$ 1,098,190	$ 753,265	$ 2,113,704	$ 1,361,591	$ 3,194,286	$ 1,531,201
Franchise fees	876,259	570,500	1,224,259	1,034,500	1,933,500	2,536,333
Regional developer fees	50,750	116,000	268,250	224,750	478,500	742,875
IT related income and software fees	197,214	211,200	401,189	410,825	840,825	762,867
Advertising fund revenue	339,462	29,376	624,978	116,110	459,493	216,784
Other income	81,855	51,494	131,796	96,895	210,058	168,007
Total revenues	3,426,746	1,731,835	5,934,645	3,244,671	7,116,662	5,958,067
Cost of revenues:
Franchise cost of revenues	743,592	490,298	1,251,158	949,074	2,081,382	1,781,477
IT cost of revenues	48,226	63,915	85,921	135,663	165,057	224,719
Total cost of revenues	791,818	554,213	1,337,079	1,084,737	2,246,439	2,006,196
Selling and marketing expenses	790,001	253,612	1,757,024	399,778	1,188,016	781,256
Depreciation and amortization	278,502	48,819	401,098	88,885	210,123	70,725
General and administrative expenses	3,412,484	1,084,346	6,200,726	2,050,640	5,098,793	2,660,101
Total selling, general and administrative expenses	4,480,987	1,386,777	8,358,848	2,539,303	6,496,932	3,512,082
Income (loss) from operations	(1,846,059)	(209,155)	(3,761,282)	(379,369)	(1,626,709)	439,789
Other expense	(9,811)	(3,800)	1,689	(3,800)	(64,075)	(32,000)
Income (loss) before income tax provision	(1,855,870)	(212,955)	(3,759,593)	(383,169)	(1,690,784)	407,789
Income tax provision	0	(79,206)	0	(121,523)	(1,340,436)	(252,154)
Net income (loss)	$ (1,855,870)	$ (133,749)	$ (3,759,593)	$ (261,646)	$ (3,031,220)	$ 155,635
Earnings per share:
Basic earnings (loss) per share (in Dollars per share)					$ (0.56)	$ 0.03
Diluted earnings (loss) per share (in Dollars per share)					$ (0.56)	$ 0.02